Net investment in lease and lease liability (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net investment in lease and lease liability
Term of net investment in sublease	1 year 9 months 28 days
Derecognition of right-of-use-asset		$ 164,928
Recognition of net investment in sublease		158,109
Rent expense	$ 15,441	56,609
Real estate fees, commissions and administrative charges	$ 0	$ 52,483